UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5047

					Tax-Free Fund of Colorado
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.




SEMI-ANNUAL
REPORT

JUNE 30, 2008

                [LOGO OF TAX-FREE FUND OF COLORADO: A SQUARE WITH
                 SILLHOUETTES OF TWO MOUNTAINS AND A RISING SUN]

                                  TAX-FREE FUND
                                       OF
                                    COLORADO

                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(SM)

[LOGO OF TAX-FREE FUND OF COLORADO:
A SQUARE WITH SILHOUETTES OF TWO
MOUNTAINS AND A RISING SUN]

              SERVING COLORADO INVESTORS FOR MORE THAN TWO DECADES

                            TAX-FREE FUND OF COLORADO

                            "A MORE PREDICTABLE RIDE"

                                                                    August, 2008

Dear Fellow Shareholder:

      If you've read any of our previous shareholder communications, you know that we try to skip the financial jargon and speak in terms with which we believe the average person can relate and understand.

      The recent movements in the stock market got us to thinking about how risk tolerance mirrors choosing rides at an amusement park.

      In our younger days, we always enjoyed the thrill of roller coasters. If you're like us, you can vividly remember holding your breath with anticipation as you climbed and climbed to the top, never knowing just when you would finally get there. Then, just as you began to relax, the roller coaster would begin its decline. The ride to the bottom seemed like it would never end as you laughed, screamed, and implored the heavens to let you make it through alive.

      Much of what has transpired in the stock market over the last year or so has reminded us of our younger roller coaster riding days. Of course, the ride to the "top" of the market is always exhilarating. But, as we've matured, we've come to realize that roller coasters have lost some of their allure.

      We no longer find adrenaline-pumping adventures so attractive. While you can be brought to dizzying heights, some dramatic lows are also inevitable. For those of us who don't have the stomach for this type of volatility, especially with our investment money, a more stable alternative may be the ticket.

      We like to think of investing in a tax-free municipal bond fund, such as Tax-Free Fund of Colorado, as more like riding the swings at a county fair. There is definitely some up and down movement, but you usually don't go quite that far. In general, you know what to expect next and the ride is fairly pleasant.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      Of course, we believe that there is a place in everyone's life for roller coasters. But, as one matures, it might be prudent to have the more stable predictable swings begin to play a larger role. After all, what good are highs if they are often followed by lows?

                                   Sincerely,

                                 [PHOTO OMITTED]

/s/ Lacy B. Herrmann                       /s/ Diana P. Herrmann

Lacy B. Herrmann                           Diana P. Herrmann
Founder and Chairman Emeritus              President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE FUND OF COLORADO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2008 (UNAUDITED)

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (28.9%)                              S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  CITY & COUNTY (1.0%)
                  Denver, Colorado City & County Art Museum
$     2,000,000   5.000%, 08/01/15 ........................................   Aa1/AA+       $   2,102,160
                                                                                            -------------
                  Total City & County .....................................                     2,102,160
                                                                                            -------------
                  METROPOLITAN DISTRICT (7.5%)
                  Arapahoe, Colorado Park & Recreation District
      1,070,000   5.000%, 12/01/17 FGIC Insured ...........................    A3/NR            1,102,367
                  Aspen Grove Business Improvement District,
                     Colorado Refunding
      1,150,000   4.750%, 12/01/21Radian Insured ..........................    NR/A             1,108,600
                  Fiddlers Business Improvement District Greenwood
                     Village, Colorado Refunding & Capital
                     Improvement-Senior Lien-Series 1
      1,000,000   5.000%, 12/01/22 ACA Insured ............................   NR/NR*              905,270
                  Foothills, Colorado Park & Recreational District
      1,310,000   5.000%, 12/01/12 FSA Insured ............................   Aaa/NR            1,382,115
      1,325,000   5.000%, 12/01/13 FSA Insured ............................   Aaa/NR            1,392,257
                  Fraser Valley Metropolitan Recreational District,
                     Colorado
      1,375,000   5.000%, 12/01/25 ........................................    NR/A             1,376,980
                  Highlands Ranch, Colorado Metropolitan District #1,
                     Refunding
      1,000,000   5.750%, 09/01/08 AMBAC Insured ..........................   Aaa/AA            1,006,040
      1,730,000   5.750%, 09/01/09 AMBAC Insured ..........................   Aaa/AA            1,799,356
                  Hyland Hills Metro Park & Recreation District,
                     Colorado Special Revenue Refunding &
                     Improvement
      1,275,000   4.375%, 12/15/26 ACA Insured ............................   NR/NR*              989,629
                  Lincoln Park, Colorado Metropolitan District,
                     Refunding & Improvement
      1,535,000   5.625%, 12/01/20 ........................................   NR/BBB-           1,563,536
                  North Metro Fire Rescue District, Colorado
      1,200,000   4.625%, 12/01/20 AMBAC Insured ..........................   Aaa/AA            1,240,080
                  South Suburban, Colorado Park & Recreational District
      1,365,000   5.125%, 12/15/09 FGIC Insured ...........................   Aa3/NR            1,379,305
                                                                                            -------------
                  Total Metropolitan District .............................                    15,245,535
                                                                                            -------------

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (20.4%)
                  Adams County, Colorado School District #12
                     (Adams 12 Five Star Schools)
$     1,170,000   5.000%, 12/15/12 MBIA Insured ...........................   Aaa/AAA       $   1,229,272
        830,000   5.000%, 12/15/12 MBIA Insured Pre-Refunded ..............   Aaa/AAA             878,696
                  Arapahoe County, Colorado Cherry Creek School
                     District #5
      1,000,000   5.500%, 12/15/08 ........................................   Aa2/AA            1,016,490
      2,760,000   5.500%, 12/15/11 Pre-Refunded ...........................   Aa2/AA            2,881,578
      2,750,000   5.500%, 12/15/12 Pre-Refunded ...........................   Aa2/AA            2,871,137
                  Clear Creek, Colorado School District
      1,000,000   5.000%, 12/01/16 FSA Insured ............................   Aaa/AAA           1,049,520
                  Douglas & Elbert Counties, Colorado School
                     District #Re-1, Series 1992
      2,000,000   5.250%, 12/15/11 FGIC Insured Pre-Refunded ..............   Aa2/AA-           2,082,480
                  El Paso County, Colorado School District #11
                     Colorado Springs
      1,330,000   6.250%, 12/01/08 ........................................   Aa3/AA-           1,353,102
                  El Paso County, Colorado School District #20
      1,000,000   6.150%, 12/15/08 MBIA Insured ...........................   Aa3/AA            1,018,710
      1,500,000   5.000%, 12/15/14 FGIC Insured ...........................   Aa3/NR            1,582,455
                  El Paso County, Colorado School District #38
      1,110,000   5.700%, 12/01/12 Pre-Refunded ...........................   Aa3/NR            1,184,514
                  El Paso County, Colorado School District #49
      1,500,000   5.500%, 12/01/13 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,637,955
      1,000,000   5.250%, 12/01/14 FGIC Insured Pre-Refunded ..............   Aa3/AA-           1,069,390
                  Garfield County, Colorado School District
      1,250,000   5.000%, 12/01/17 FSA Insured ............................   Aaa/NR            1,305,700
                  Jefferson County, Colorado School District #R-1
      3,000,000   5.500%, 12/15/09 FGIC Insured Pre-Refunded ..............   Aa3/AA-           3,079,920
      1,000,000   5.500%, 12/15/13 FGIC Insured Pre-Refunded ..............   Aa3/AA-           1,026,640
                  La Plata County, Colorado School District #9
      1,500,000   5.000%, 11/01/18 MBIA Insured Pre-Refunded ..............   Aa3/NR            1,601,985
                  Larimer County, Colorado School District #R1
                     Poudre Series A Refunding
      2,100,000   5.250%, 12/15/11 ........................................   Aa3/NR            2,119,299

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SCHOOL DISTRICTS (CONTINUED)
                  Pueblo County, Colorado School District #70
$     1,000,000   5.000%, 12/01/15 FGIC Insured ...........................   A2/AA-        $   1,034,140
      3,440,000   5.000%, 12/01/16 FGIC Insured ...........................   A2/AA-            3,546,330
                  Teller County, Colorado School District #2
                     Woodland Park
      1,265,000   5.000%, 12/01/17 MBIA Insured ...........................   Aaa/AA            1,347,655
                  Weld and Adams Counties, Colorado School
                     District #3J
      1,000,000   5.500%, 12/15/10 AMBAC Insured Pre-Refunded .............   Aaa/AA            1,044,780
                  Weld County, Colorado School District #2
      1,315,000   5.000%, 12/01/15 FSA Insured ............................   Aaa/AAA           1,388,324
                  Weld County, Colorado School District #6
      1,195,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,268,325
                  Weld County, Colorado School District #8
      1,115,000   5.000%, 12/01/15 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,192,191
      1,385,000   5.250%, 12/01/17 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,494,983
                                                                                            -------------
                  Total School Districts ..................................                    41,305,571
                                                                                            -------------
                  Total General Obligation Bonds ..........................                    58,653,266
                                                                                            -------------
                  REVENUE BONDS (71.0%)

                  ELECTRIC (2.0%)
                  Colorado Springs, Colorado Utilities Revenue
      1,660,000   5.000%, 11/15/17 ........................................   Aa2/AA            1,736,659
                  Colorado Springs, Colorado Utilities Revenue
                     Subordinated Lien Improvement Series A
      1,000,000   5.000%, 11/15/17 ........................................   Aa2/AA            1,053,250
                  Colorado Springs, Colorado Utilities Revenue
                     Subordinated Lien Improvement Series B
      1,160,000   5.000%, 11/15/23 ........................................   Aa2/AA            1,196,273
                                                                                            -------------
                  Total Electric ..........................................                     3,986,182
                                                                                            -------------
                  HIGHER EDUCATION (13.7%)
                  Boulder, Colorado Development Revenue UCAR
      1,760,000   5.000%, 09/01/16 MBIA Insured ...........................    A2/AA            1,838,426
      1,880,000   5.000%, 09/01/27 MBIA Insured ...........................    A2/AA            1,904,515

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       GENERAL OBLIGATION BONDS (CONTINUED)                         S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HIGHER EDUCATION (CONTINUED)
                  Colorado Educational & Cultural Facility Authority,
                     Johnson & Wales
$       860,000   5.000%, 04/01/18 XLCA Insured ...........................   A3/BBB-      $      878,129
                  Colorado Educational & Cultural Facility Authority,
                     Regis University Project
      1,695,000   5.000%, 06/01/24 Radian Insured .........................    Aa3/A            1,644,252
                  Colorado Educational & Cultural Facility Authority,
                     University of Colorado Foundation Project
      2,110,000   5.000%, 07/01/17 AMBAC Insured ..........................   Aaa/AA            2,247,277
      1,865,000   5.375%, 07/01/18 AMBAC Insured ..........................   Aaa/AA            2,012,335
                  Colorado Mountain Jr. College District Student
                     Housing Facilities Enterprise Revenue
      1,000,000   4.500%, 06/01/18 MBIA Insured ...........................    A2/AA            1,014,040
                  Colorado State Board of Governors University
                     Enterprise System, Series A, Refunding
                     and Improvement
        425,000   5.000%, 03/01/17 Prerefunded, ETM .......................   Aaa/NR              454,444
                  Colorado State Board of Governors University
                     Enterprise System, Series A, Refunding
                     and Improvement
      1,105,000   5.000%, 03/01/17 AMBAC Insured ..........................   Aaa/NR            1,152,935
                  Colorado State COP UCDHSC Fitzsimons Academic
                     Projects Series B
      3,135,000   5.250%, 11/01/25 MBIA Insured ...........................    A2/AA            3,236,699
                  University of Colorado Enterprise System
      1,000,000   5.000%, 06/01/11 ........................................   Aa3/AA-           1,051,900
      2,325,000   5.000%, 06/01/15 AMBAC Insured Pre-Refunded .............   Aaa/AA            2,464,477
      1,735,000   5.000%, 06/01/16 Pre-Refunded ...........................   Aa3/AA-           1,853,067
      1,000,000   5.250%, 06/01/17 FGIC Insured Pre-Refunded ..............   Aa3/AA-           1,079,240
                  University of Colorado Enterprise System Revenue,
                     Refunding & Improvement
      3,350,000   5.000%, 06/01/24 FGIC Insured ...........................   Aa3/AA-           3,426,447
                  University of Northern Colorado Auxiliary Facilities
      1,390,000   5.000%, 06/01/15 AMBAC Insured ..........................   Aaa/AA            1,430,880
                                                                                            -------------
                  Total Higher Education ..................................                    27,689,063
                                                                                            -------------

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOSPITAL (8.3%)
                  Colorado Health Facility Authority Hospital Revenue,
                     Valley View Hospital Association, Refunding
$     1,000,000   5.500%, 05/15/28 ........................................   NR/BBB       $      980,980
                  Colorado Health Facility Authority Hospital Revenue,
                     Catholic Health
      1,000,000   4.750%, 09/01/25 FSA Insured ............................   Aaa/AAA             980,390
                  Colorado Health Facility Authority Hospital Revenue,
                     Catholic Health Initiatives Series A
      1,500,000   5.000%, 09/01/21 ........................................   Aa2/AA            1,535,220
                  Colorado Health Facility Authority Hospital Revenue,
                     Poudre Valley Health Care Series F Refunding
      2,800,000   5.000%, 03/01/25 ........................................  Baa1/BBB+          2,668,596
                  Colorado Health Facility Authority Hospital Revenue,
                     Sisters of Charity - Health Care
      1,000,000   6.250%, 05/15/09 AMBAC Insured, Pre-Refunded ............   Aaa/AA            1,035,430
                  Colorado Health Facility Authority Hospital Revenue,
                     Sisters of Charity - Leavenworth
      1,000,000   5.500%, 12/01/08 MBIA Insured ...........................   Aa2/AA            1,011,410
      1,500,000   5.250%, 12/01/10 MBIA Insured ...........................   Aa2/AA            1,516,950
                  Colorado Health Facility Authority Hospital Revenue,
                     Evangelical Lutheran Project Refunding
      1,000,000   5.250%, 06/01/21 ........................................    A3/A-            1,003,160
      2,000,000   5.250%, 06/01/24 ........................................    A3/A-            1,959,780
                  Denver, Colorado Health & Hospital Authority
                     Healthcare, Revenue Series A Refunding
      2,000,000   5.000%, 12/01/18 ........................................   NR/BBB            1,996,700
      1,230,000   5.000%, 12/01/20 ........................................   NR/BBB            1,205,449
                  Park Hospital District Larimer County, Colorado
                     Limited Tax Revenue
      1,010,000   4.500%, 01/01/21 Assured Guaranty Insured ...............   Aaa/AAA           1,018,959
                                                                                            -------------
                  Total Hospital ..........................................                    16,913,024
                                                                                            -------------
                  HOUSING (1.3%)
                  Colorado Housing & Finance Authority
        350,000   6.050%, 10/01/16 Series 1999A3 ..........................   Aa2/NR              353,549
         10,000   6.125%, 11/01/23 Series 1998D3 ..........................   Aa2/NR               10,030

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  HOUSING (CONTINUED)
                  Colorado Housing & Finance Authority, Single
                     Family Program Refunding
$       165,000   5.000%, 08/01/13 Series 2001 Series B ...................    A1/A+       $      163,819
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
          5,000   5.625%, 06/01/10 Series 1995D ...........................   Aaa/NR                5,052
          5,000   5.750%, 11/01/10 Series 1996A ...........................   Aaa/NR                5,011
                  Colorado Housing Finance Authority, Single
                     Family Mortgage
         35,000   5.700%, 10/01/22 Series 2000C3 ..........................   Aa2/AA               35,126
                  Colorado Housing Finance Authority, Single
                     Family Mortgage Class III Series A-5
      2,000,000   5.000%, 11/01/34 ........................................    A1/A+            1,988,480
                  Colorado Housing Finance Authority, Single
                     Family Mortgage Subordinated
         75,000   5.400%, 10/01/12 Series 2000D ...........................    A1/A+               75,482
                  Denver, Colorado Single Family Mortgage Revenue
         85,000   5.000%, 11/01/15 GNMA Insured ...........................   NR/AAA               85,468
                                                                                            -------------
                  Total Housing ...........................................                     2,722,017
                                                                                            -------------
                  LEASE (12.0%)
                  Adams 12 Five Star Schools COP
      1,770,000   4.625%, 12/01/24 ........................................    A1/A+            1,719,360
                  Aurora, Colorado COP
      2,105,000   5.250%, 12/01/13 AMBAC Insured Pre-Refunded .............   Aaa/AA            2,226,901
                  Broomfield, Colorado COP
      2,500,000   5.100%, 12/01/12 AMBAC Insured ..........................   Aa3/NR            2,565,425
                  Colorado Educational & Cultural Facilities Authority
                     Revenue, Ave Maria School Project Refunding
      1,000,000   4.850%, 12/01/25 Radian Insured .........................    Aa3/A              937,760
                  Denver, Colorado City and County COP (Roslyn Fire)
      1,835,000   5.000%, 12/01/15 ........................................   Aa2/AA            1,913,116
                  El Paso County, Colorado COP
      1,100,000   5.250%, 12/01/09 MBIA Insured ...........................    A1/AA            1,136,542
                  El Paso County, Colorado COP (Judicial Building)
      1,760,000   5.000%, 12/01/16 AMBAC Insured Pre-Refunded .............   Aaa/AA            1,863,294

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  LEASE (CONTINUED)
                  El Paso County, Colorado COP (Pikes Peak Regional
                     Development Authority)
$     1,925,000   5.000%, 12/01/18 AMBAC Insured ..........................   Aaa/AA        $   2,022,540
                  Fort Collins, Colorado Lease COP Series A
      3,020,000   4.750%, 06/01/18 AMBAC Insured ..........................   Aaa/NR            3,114,013
                  Fremont County, Colorado COP Refunding &
                     Improvement Series A
      2,075,000   5.000%, 12/15/18 MBIA Insured ...........................    A2/AA            2,149,949
                  Lakewood, Colorado COP
      1,440,000   5.200%, 12/01/13 AMBAC Insured Pre-Refunded .............   Aaa/AA            1,521,720
                  Northern Colorado Water Conservancy District COP
      1,000,000   5.000%, 10/01/15 MBIA Insured ...........................    A2/AA            1,047,770
                  Rangeview Library District Project Colorado COP
      1,000,000   5.000%, 12/15/28 AGC Insured ............................   Aaa/AAA           1,017,080
                  Westminster, Colorado COP
      1,055,000   5.350%, 09/01/11 MBIA Insured Pre-Refunded ..............   Aaa/AAA           1,101,399
                                                                                            -------------
                  Total Lease .............................................                    24,336,869
                                                                                            -------------
                  SALES TAX (13.7%)
                  Boulder, Colorado
      1,045,000   5.250%, 08/15/10 AMBAC Insured ..........................   Aaa/AA            1,074,438
                  Boulder, Colorado Open Space Acquisition
      1,250,000   5.500%, 08/15/12 ........................................   Aa1/AA+           1,322,025
                  Boulder, Colorado Open Space Capital Improvement
      3,065,000   5.000%, 07/15/16 MBIA Insured ...........................   Aa2/AA            3,204,795
      1,630,000   5.000%, 07/15/17 MBIA Insured ...........................   Aa2/AA            1,696,911
                  Boulder, Colorado Sales & Use Tax Open Space
                     Series A
      1,000,000   5.450%, 12/15/12 FGIC Insured Pre-Refunded ..............  Baa3/AA-           1,053,000
                  Colorado Springs, Colorado Sales & Use Tax
                     Revenue Service Sales
      1,320,000   5.000%, 12/01/12 ........................................   A1/AA+            1,348,459
                  Denver, Colorado City & County Excise Tax Revenue
      2,000,000   5.375%, 09/01/10 FSA Insured ............................   Aaa/AAA           2,063,000
      1,000,000   5.000%, 09/01/11 FSA Insured Pre-Refunded ...............   Aaa/AAA           1,049,700
      2,260,000   5.000%, 09/01/12 FSA Insured Pre-Refunded ...............   Aaa/AAA           2,372,322

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  SALES TAX (CONTINUED)
                  Douglas County, Colorado Sales & Use Tax Open
                     Space Revenue
$     1,780,000   5.500%, 10/15/12 FSA Insured ............................   Aaa/AAA       $   1,875,800
                  Golden, Colorado Sales & Use Tax
      1,265,000   5.000%, 12/01/12 AMBAC Insured ..........................   Aaa/AA            1,324,227
                  Jefferson County, Colorado Open Space Sales Tax
      1,600,000   5.000%, 11/01/13 AMBAC Insured ..........................   Aaa/AA            1,671,632
      1,080,000   5.000%, 11/01/14 AMBAC Insured ..........................   Aaa/AA            1,123,524
                  Lakewood, Colorado Sales & Use Tax Revenue
      1,040,000   5.250%, 12/01/09 ........................................   NR/AAA            1,078,948
                  Larimer County, Colorado Sales Tax Revenue Bond
      1,000,000   5.500%, 12/15/12 AMBAC Insured ..........................   Aaa/AA            1,064,710
                  Longmont, Colorado Sales & Use Tax
      1,875,000   5.500%, 11/15/14 Pre-Refunded ...........................   NR/AA+            1,992,300
                  Park Meadows Business Implementation District,
                     Colorado Shared Sales Tax Revenue Bond
      1,500,000   5.300%, 12/01/27 ........................................   NR/NR*            1,411,560
                  Thornton, Colorado Sales Tax
      1,000,000   5.000%, 09/01/14 FSA Insured ............................   Aaa/AAA           1,042,950
                                                                                            -------------
                  Total Sales Tax .........................................                    27,770,301
                                                                                            -------------
                  TRANSPORTATION (7.7%)
                  Colorado Department of Transportation - Tax
                     Revenue Anticipation Note
      1,000,000   6.000%, 06/15/13 AMBAC Insured Pre-Refunded .............   Aaa/AA            1,066,410
                  E-470 Public Highway Authority Colorado
                     Revenue Series D2
      4,000,000   5.000%, 09/01/39 MBIA Insured ...........................    A2/AA            4,010,560
                  Northwest Parkway, Colorado Public Highway
                     Authority Series A
      2,515,000   5.150%, 06/15/14 AMBAC Insured ..........................   Aaa/AA            2,672,791
                  Regional Transportation District, Colorado COP
      1,190,000   5.000%, 06/01/15 AMBAC Insured ..........................   Aaa/AA            1,231,781
                  Regional Transportation District, Colorado COP,
                     Series A
      3,500,000   5.000%, 06/01/25 AMBAC Insured ..........................   Aaa/AA            3,536,505
                  Regional Transportation District, Colorado Sales
                     Tax Revenue
      2,000,000   5.000%, 11/01/13 FGIC Insured ...........................   Aa3/AAA           2,082,120

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  TRANSPORTATION (CONTINUED)
                  Walker Field, Colorado Public Airport Authority
                     Airport Revenue
$     1,000,000   5.000%, 12/01/22 ........................................   Baa3/NR      $      910,680
                                                                                            -------------
                  Total Transportation ....................................                    15,510,847
                                                                                            -------------
                  WATER & SEWER (11.2%)
                  Boulder, Colorado Water & Sewer Revenue
      1,000,000   5.400%, 12/01/14 Pre-Refunded ...........................   Aa2/AA+           1,061,390
                  Broomfield, Colorado Sewer and Waste Water Revenue
      1,985,000   5.000%, 12/01/15 AMBAC Insured ..........................   Aaa/NR            2,062,852
      1,000,000   5.000%, 12/01/16 AMBAC Insured ..........................   Aaa/NR            1,035,130
                  Broomfield, Colorado Water Activity Enterprise
      1,500,000   5.300%, 12/01/12 MBIA Insured ...........................    A2/NR            1,588,545
      1,730,000   5.250%, 12/01/13 MBIA Insured ...........................    A2/NR            1,821,033
                  Colorado Clean Water Revenue
        830,000   5.375%, 09/01/10 Pre-Refunded ...........................   Aaa/AAA             834,855
        170,000   5.375%, 09/01/10 Un-Refunded portion ....................   Aaa/AAA             170,746
                  Colorado Metro Wastewater Reclamation District
      1,270,000   5.250%, 04/01/09 ........................................   Aa2/AA+           1,272,070
                  Colorado Water Resource & Power Development
                     Authority
      2,675,000   5.000%, 09/01/16 MBIA Insured ...........................    A2/AA            2,839,165
      1,855,000   5.000%, 09/01/17 MBIA Insured ...........................    A2/AA            1,956,357
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series A
      1,375,000   5.000%, 09/01/12 Pre-Refunded ...........................   Aaa/AAA           1,455,589
        260,000   5.000%, 09/01/12 Un-Refunded portion ....................   Aaa/AAA             273,874
                  Colorado Water Resource & Power Development
                     Authority Clean Water Revenue Series B
        820,000   5.500%, 09/01/09 Pre-Refunded ...........................   Aaa/AAA             824,961
        180,000   5.500%, 09/01/09 Un-Refunded portion ....................   Aaa/AAA             180,889
                  Colorado Water Resource & Power Development
                     Authority Small Water Resource Series A
        600,000   5.550%, 11/01/13 FGIC Insured Un-Refunded portion .......   Baa3/NR             624,912
        400,000   5.550%, 11/01/13 FGIC Insured Pre-Refunded ..............   Baa3/NR             424,328
                  Denver, Colorado City and County Wastewater Revenue
      1,560,000   5.000%, 11/01/15 FGIC Insured ...........................   Aa3/AA            1,635,878
                  Pueblo, Colorado Board Water Works
      1,000,000   5.500%, 11/01/10 FSA Insured ............................   Aaa/AAA           1,060,860

                                                                              RATING
    PRINCIPAL                                                                MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                    S&P              VALUE
---------------   ---------------------------------------------------------  --------       -------------
                  WATER & SEWER (CONTINUED)
                  Ute, Colorado Water Conservancy District
$     1,570,000   5.500%, 06/15/12 MBIA Insured ...........................   Aaa/AA       $    1,641,341
                                                                                            -------------
                  Total Water & Sewer .....................................                    22,764,775
                                                                                            -------------
                  MISCELLANEOUS REVENUE (1.1%)
                  Denver, Colorado City & County Helen Bonfils Project
      1,205,000   5.875%, 12/01/09 ........................................    NR/A+            1,206,928
                  Westminster, Colorado Golf Course Activity
      1,000,000   5.400%, 12/01/13 Radian Group, Inc. Insured .............    NR/A             1,014,680
                                                                                            -------------
                  Total Miscellaneous Revenue .............................                     2,221,608
                                                                                            -------------
                  Total Revenue Bonds .....................................                   143,914,686
                                                                                            -------------
                  Total Investments (cost $199,019,495 - note 4) ..........    99.9%          202,567,952
                  Other assets less liabilities ...........................     0.1               210,420
                                                                             ------         -------------
                                                                              100.0%         $202,778,372
                                                                             ======          ============

                                                                      PERCENT OF
            PORTFOLIO DISTRIBUTION BY QUALITY RATING                  PORTFOLIO+
            ----------------------------------------                  ----------
            Aaa of Moody's or AAA of S&P .......................         40.6%
            Aa of Moody's or AA of S&P .........................         44.2
            A of Moody's or S&P ................................          8.4
            Baa of Moody's or BBB of S&P .......................          5.1
            Not rated* .........................................          1.7
                                                                       ------
                                                                        100.0%
                                                                       ======

            + Calculated using the highest rating of the two rating services.
            * Any security not rated (NR) by either credit rating service must be determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

                                    PORTFOLIO ABBREVIATIONS:
            --------------------------------------------------------------------
            ACA -     American Capital Assurance Financial Guaranty Corp.
            AGC -     Assured Guaranty Corp.
            AMBAC -   American Municipal Bond Assurance Corp.
            COP -     Certificates of Participation
            ETM -     Escrowed to Maturity
            FGIC -    Financial Guaranty Insurance Co.
            FSA -     Financial Security Assurance
            GNMA -    Government National Mortgage Association
            MBIA -    Municipal Bond Investors Assurance
            NR -      Not Rated
            UCAR-     University Corporation for Atmospheric Research
            XLCA -    XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2008 (UNAUDITED)

ASSETS
   Investments at value (cost $199,019,495) ...........................................    $ 202,567,952
   Interest receivable ................................................................        1,509,245
   Receivable for Fund shares sold ....................................................          150,501
   Other assets .......................................................................           16,258
                                                                                           -------------
   Total assets .......................................................................      204,243,956
                                                                                           -------------
LIABILITIES
   Cash overdraft .....................................................................        1,083,791
   Dividends payable ..................................................................          176,147
   Management fee payable .............................................................           83,937
   Payable for Fund shares redeemed ...................................................           59,612
   Distribution and service fees payable ..............................................           15,565
   Accrued expenses ...................................................................           46,532
                                                                                           -------------
   Total liabilities ..................................................................        1,465,584
                                                                                           -------------
NET ASSETS ............................................................................    $ 202,778,372
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     200,214
   Additional paid-in capital .........................................................      199,580,236
   Net unrealized appreciation on investments (note 4) ................................        3,548,457
   Accumulated net realized loss on investments .......................................         (408,402)
   Distributions in excess of net investment income ...................................         (142,133)
                                                                                           -------------
                                                                                           $ 202,778,372
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 185,327,854
                                                                                           =============
   Capital shares outstanding .........................................................       18,298,427
                                                                                           =============
   Net asset value and redemption price per share .....................................    $       10.13
                                                                                           =============
   Offering price per share (100/96 of $10.13 adjusted to nearest cent) ...............    $       10.55
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $   9,738,572
                                                                                           =============
   Capital shares outstanding .........................................................          963,396
                                                                                           =============
   Net asset value and offering price per share .......................................    $       10.11
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $       10.11*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $   7,711,946
                                                                                           =============
   Capital shares outstanding .........................................................          759,574
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $       10.15
                                                                                           =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:

     Interest income ......................................                        $   4,682,074

EXPENSES:

     Management fee (note 3) ..............................     $     507,784
     Distribution and service fees (note 3) ...............            95,507
     Transfer and shareholder servicing agent fees ........            84,061
     Trustees' fees and expenses (note 8) .................            49,835
     Legal fees (note 3) ..................................            33,463
     Shareholders' reports and proxy statements ...........            26,019
     Custodian fees (note 6) ..............................            11,948
     Registration fees and dues ...........................             8,904
     Auditing and tax fees ................................             8,679
     Insurance ............................................             4,505
     Chief compliance officer (note 3) ....................             2,135
     Miscellaneous ........................................            23,580
                                                                -------------
     Total expenses .......................................           856,420

     Expenses paid indirectly (note 6) ....................            (7,256)
                                                                -------------
     Net expenses .........................................                              849,164
                                                                                   -------------
     Net investment income ................................                            3,832,910

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions            340,151
     Change in unrealized appreciation on investments .....        (2,166,531)
                                                                -------------
     Net realized and unrealized gain (loss) on investments                           (1,826,380)
                                                                                   -------------
     Net change in net assets resulting from operations ...                        $   2,006,530
                                                                                   =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                     JUNE 30, 2008       YEAR ENDED
                                                                      (UNAUDITED)     DECEMBER 31, 2007
                                                                    ----------------  -----------------
OPERATIONS:
     Net investment income .....................................     $   3,832,910      $   7,759,543
     Net realized gain (loss) from securities transactions .....           340,151           (206,241)
     Change in unrealized appreciation on investments ..........        (2,166,531)        (1,296,578)
                                                                     -------------      -------------
       Change in net assets from operations ....................         2,006,530          6,256,724
                                                                     -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income .....................................        (3,717,790)        (7,672,295)

     Class C Shares:
     Net investment income .....................................          (148,275)          (342,777)

     Class Y Shares:
     Net investment income .....................................          (135,060)          (232,447)
                                                                     -------------      -------------
       Change in net assets from distributions .................        (4,001,125)        (8,247,519)
                                                                     -------------      -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold .................................        14,400,977         18,965,362
     Reinvested dividends and distributions ....................         2,192,615          4,637,380
     Cost of shares redeemed ...................................       (13,693,757)       (35,203,765)
                                                                     -------------      -------------
     Change in net assets from capital share transactions ......         2,899,835        (11,601,023)
                                                                     -------------      -------------
       Change in net assets ....................................           905,240        (13,591,818)

NET ASSETS:
     Beginning of period .......................................       201,873,132        215,464,950
                                                                     -------------      -------------
     End of period* ............................................     $ 202,778,372      $ 201,873,132
                                                                     =============      =============

     * Includes distributions in excess of net investment income
       and undistributed net investment income of: .............     $    (142,133)     $      26,082
                                                                     =============      =============

                 See accompanying notes to financial statements.

                            TAX-FREE FUND OF COLORADO
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION

      Tax-Free Fund of Colorado (the "Fund"), a non-diversified, open-end investment company, was organized in February, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 30, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I Shares carry a distribution and service fee. As of the report date no Class I Shares were outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements", effective January 1, 2008. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments in their entirety are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of June 30, 2008:

      Valuation Inputs                                 Investments in Securities
      ----------------                                 -------------------------
      Level 1 - Quoted Prices ........................      $          --
      Level 2 - Other Significant Observable Inputs ..        202,567,952
      Level 3 - Significant Unobservable Inputs ......                 --
                                                            -------------
      Total ..........................................      $ 202,567,952
                                                            =============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on June 29, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On December 31, 2007 the Fund increased undistributed net investment income by $492,495 and decreased additional paid-in capital by $492,495 due primarily to differing book/tax treatment of distributions and bond amortization.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser"), a wholly-owned subsidiary of the Davidson Companies, serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Fund's average net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund currently makes payment of this distribution fee at the annual rate of 0.05 of 1% of the Fund's average net assets represented by Class A Shares. The Board of Trustees and shareholders approved an amendment to the Fund's Distribution Plan applicable to Class A Shares which permits the Fund to make service fee payments at the rate of up to
0.15 of 1% on the entire net assets represented by Class A Shares. For the six months ended June 30, 2008, distribution fees on Class A Shares amounted to $46,659 of which the Distributor retained $1,821.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2008, amounted to $36,636. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25 of 1% of the Fund's average net assets represented by Class C Shares and for the six months ended June 30, 2008 amounted to $12,212. The total of these payments with respect to Class C Shares amounted to $48,848 of which the Distributor retained $10,636.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are sold primarily through the facilities of these intermediaries having offices within Colorado, with the bulk of sales commissions inuring to such intermediaries. For the six months ended June 30, 2008, total commissions on sales of Class A Shares amounted to $153,615 of which the Distributor received $30,142.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended June 30, 2008, the Fund incurred $32,346 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2008, purchases of securities and proceeds from the sales of securities aggregated $31,842,791 and $16,588,087, respectively.

      At June 30, 2008, the aggregate tax cost for all securities was $198,990,295. At June 30, 2008 the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $5,046,516 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,468,859 for a net unrealized appreciation of $3,577,657.

5. PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in double tax-free municipal obligations of issuers within Colorado, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Colorado and whatever effects these may have upon Colorado issuers' ability to meet their obligations.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                             SIX MONTHS ENDED
                                               JUNE 30, 2008                        YEAR ENDED
                                                (UNAUDITED)                      DECEMBER 31, 2007
                                      ------------------------------      ------------------------------
                                         SHARES            AMOUNT            SHARES            AMOUNT
                                      ------------      ------------      ------------      ------------
CLASS A SHARES:
   Proceeds from shares sold ....        1,075,770      $ 11,029,268         1,543,026      $ 15,781,661
   Reinvested distributions .....          203,837         2,087,772           430,513         4,399,250
   Cost of shares redeemed ......       (1,096,822)      (11,248,051)       (3,031,187)      (30,993,982)
                                      ------------      ------------      ------------      ------------
      Net change ................          182,785         1,868,989        (1,057,648)      (10,813,071)
                                      ------------      ------------      ------------      ------------
CLASS C SHARES:
   Proceeds from shares sold ....           94,056           959,420           151,365         1,544,571
   Reinvested distributions .....            7,341            75,032            18,231           185,929
   Cost of shares redeemed ......         (172,840)       (1,768,626)         (276,171)       (2,819,549)
                                      ------------      ------------      ------------      ------------
      Net change ................          (71,443)         (734,174)         (106,575)       (1,089,049)
                                      ------------      ------------      ------------      ------------
CLASS Y SHARES:
   Proceeds from shares sold ....          234,685         2,412,289           159,917         1,639,130
   Reinvested distributions .....            2,909            29,811             5,095            52,201
   Cost of shares redeemed ......          (65,839)         (677,080)         (135,641)       (1,390,234)
                                      ------------      ------------      ------------      ------------
      Net change ................          171,755         1,765,020            29,371           301,097
                                      ------------      ------------      ------------      ------------
Total transactions in Fund shares          283,097      $  2,899,835        (1,134,852)     $(11,601,023)
                                      ============      ============      ============      ============

8. TRUSTEES' FEES AND EXPENSES

      At June 30, 2008 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended June 30, 2008 was $37,936, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended June 30, 2008, such meeting-related expenses amounted to $11,899.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Colorado income taxes. However, due to the distribution levels maintained by the Fund and the differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. At December 31, 2007, the Fund had a capital loss carryover of $742,836 of which $245,339 expires in 2012, $296,973 expires in 2014, and $200,524 expires in
2015. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      As of December 31, 2007, there were post-October capital loss deferrals of $5,717, which will be recognized in the following year.

      The tax character of distributions:

                                                 Year Ended December 31,
                                                 2007              2006
                                              ----------        ----------
      Net tax-exempt income                   $7,755,024        $8,611,722
      Ordinary income                            492,495           610,351
                                              ----------        ----------
                                              $8,247,519        $9,222,073
                                              ==========        ==========

      As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income         $  118,745
      Unrealized appreciation                  5,741,070
      Accumulated net realized loss             (742,836)
                                              ----------
                                              $5,116,979
                                              ==========

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U. S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not discriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                            TAX-FREE FUND OF COLORADO
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                         CLASS A
                                                   --------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                            YEAR ENDED DECEMBER 31,
                                                     6/30/08        ---------------------------------------------------------------
                                                   (UNAUDITED)        2007           2006         2005          2004         2003
                                                   -----------      --------       --------     --------      --------     --------
Net asset value, beginning of period ............    $  10.23       $  10.32       $  10.42     $  10.68      $  10.84     $  10.82
Income (loss) from investment operations:
   Net investment income ........................        0.19++         0.39++         0.39+        0.39+         0.40+        0.41+
   Net gain (loss) on securities (both realized
      and unrealized) ...........................       (0.09)         (0.07)         (0.07)       (0.23)        (0.13)        0.05
                                                     --------       --------       --------     --------      --------     --------
   Total from investment operations .............        0.10           0.32           0.32         0.16          0.27         0.46
                                                     --------       --------       --------     --------      --------     --------
Less distributions (note 10):
   Dividends from net investment income .........       (0.20)         (0.41)         (0.42)       (0.42)        (0.43)       (0.44)
   Distributions from capital gains .............          --             --             --           --            --           --
                                                     --------       --------       --------     --------      --------     --------
   Total distributions ..........................       (0.20)         (0.41)         (0.42)       (0.42)        (0.43)       (0.44)
                                                     --------       --------       --------     --------      --------     --------
Net asset value, end of period ..................    $  10.13       $  10.23       $  10.32     $  10.42      $  10.68     $  10.84
                                                     ========       ========       ========     ========      ========     ========
Total return (not reflecting sales charge) ......        1.00%*         3.21%          3.11%        1.53%         2.57%        4.32%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....    $185,328       $185,283       $197,926     $218,111      $226,070     $233,109
   Ratio of expenses to average net assets ......        0.80%**        0.80%          0.79%        0.79%         0.75%        0.74%
   Ratio of net investment income to average
      net assets ................................        3.81%**        3.80%          3.76%        3.73%         3.76%        3.81%
   Portfolio turnover rate ......................        8.32%*         8.77%          7.48%       10.57%        12.55%        6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......        0.79%**        0.79%          0.78%        0.79%         0.74%        0.74%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                      CLASS C
                                                  ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                     ENDED                          YEAR ENDED DECEMBER 31,
                                                    6/30/08       --------------------------------------------------------
                                                  (UNAUDITED)       2007         2006        2005        2004        2003
                                                  -----------     -------      -------     -------     -------     -------
Net asset value, beginning of period ............   $ 10.21       $ 10.30      $ 10.40     $ 10.66     $ 10.82     $ 10.80
                                                    -------       -------      -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income ........................      0.15++        0.29++       0.29+       0.29+       0.30+       0.31+
   Net gain (loss) on securities (both
     realized and unrealized) ...................     (0.10)        (0.06)       (0.07)      (0.23)      (0.13)       0.04
                                                    -------       -------      -------     -------     -------     -------
   Total from investment operations .............      0.05          0.23         0.22        0.06        0.17        0.35
                                                    -------       -------      -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income .........     (0.15)        (0.32)       (0.32)      (0.32)      (0.33)      (0.33)
   Distributions from capital gains .............        --            --           --          --          --          --
                                                    -------       -------      -------     -------     -------     -------
   Total distributions ..........................     (0.15)        (0.32)       (0.32)      (0.32)      (0.33)      (0.33)
                                                    -------       -------      -------     -------     -------     -------
Net asset value, end of period ..................   $ 10.11       $ 10.21      $ 10.30     $ 10.40     $ 10.66     $ 10.82
                                                    =======       =======      =======     =======     =======     =======
Total return (not reflecting sales charge) ......      0.53%*        2.24%        2.14%       0.57%       1.60%       3.33%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....   $ 9,739       $10,563      $11,760     $13,003     $15,210     $15,820
   Ratio of expenses to average net assets ......      1.75%**       1.75%        1.74%       1.74%       1.70%       1.69%
   Ratio of net investment income to
     average net assets .........................      2.86%**       2.85%        2.81%       2.78%       2.81%       2.83%
   Portfolio turnover rate ......................      8.32%*        8.77%        7.48%      10.57%      12.55%       6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......      1.74%**       1.74%        1.73%       1.74%       1.69%       1.68%

                                                                                     CLASS Y
                                                  ------------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED DECEMBER 31,
                                                    6/30/08       --------------------------------------------------------
                                                  (UNAUDITED)       2007         2006        2005        2004        2003
                                                    -------       -------      -------     -------     -------     -------
Net asset value, beginning of period ............   $ 10.25       $ 10.35      $ 10.44     $ 10.71     $ 10.86     $ 10.84
                                                    -------       -------      -------     -------     -------     -------
Income (loss) from investment operations:
   Net investment income ........................      0.20++        0.40++       0.40+       0.40+       0.41+       0.42+
   Net gain (loss) on securities (both
     realized and unrealized) ...................     (0.09)        (0.08)       (0.07)      (0.24)      (0.12)       0.04
                                                    -------       -------      -------     -------     -------     -------
   Total from investment operations .............      0.11          0.32         0.33        0.16        0.29        0.46
                                                    -------       -------      -------     -------     -------     -------
Less distributions (note 10):
   Dividends from net investment income .........     (0.21)        (0.42)       (0.42)      (0.43)      (0.44)      (0.44)
   Distributions from capital gains .............        --            --           --          --          --          --
                                                    -------       -------      -------     -------     -------     -------
   Total distributions ..........................     (0.21)        (0.42)       (0.42)      (0.43)      (0.44)      (0.44)
                                                    -------       -------      -------     -------     -------     -------
Net asset value, end of period ..................   $ 10.15       $ 10.25      $ 10.35     $ 10.44     $ 10.71     $ 10.86
                                                    =======       =======      =======     =======     =======     =======
Total return (not reflecting sales charge) ......      1.04%*        3.17%        3.26%       1.49%       2.73%       4.37%

Ratios/supplemental data
   Net assets, end of period (in thousands) .....   $ 7,712       $ 6,027      $ 5,779     $14,671     $15,608     $13,760
   Ratio of expenses to average net assets ......      0.75%**       0.75%        0.75%       0.74%       0.70%       0.69%
   Ratio of net investment income to
     average net assets .........................      3.86%**       3.84%        3.82%       3.77%       3.81%       3.85%
   Portfolio turnover rate ......................      8.32%*        8.77%        7.48%      10.57%      12.55%       6.16%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ......      0.74%**       0.73%        0.74%       0.74%       0.69%       0.69%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2008

                     ACTUAL
                  TOTAL RETURN     BEGINNING         ENDING           EXPENSES
                     WITHOUT        ACCOUNT          ACCOUNT        PAID DURING
                 SALES CHARGES(1)    VALUE            VALUE        THE PERIOD(2)
--------------------------------------------------------------------------------
Class A               1.00%        $1,000.00        $1,010.00        $    3.95
--------------------------------------------------------------------------------
Class C               0.53%        $1,000.00        $1,005.30        $    8.68
--------------------------------------------------------------------------------
Class Y               1.04%        $1,000.00        $1,010.40        $    3.70
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.74% AND 0.74% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2008

                  HYPOTHETICAL
                   ANNUALIZED      BEGINNING           ENDING        EXPENSES
                      TOTAL         ACCOUNT            ACCOUNT      PAID DURING
                     RETURN          VALUE              VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A               5.00%      $   1,000.00      $   1,020.93      $   3.97
--------------------------------------------------------------------------------
Class C               5.00%      $   1,000.00      $   1,016.21      $   8.72
--------------------------------------------------------------------------------
Class Y               5.00%      $   1,000.00      $   1,021.18      $   3.72
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.79%, 1.74% AND 0.74% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website at http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 27, 2008. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1.    To elect Trustees.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

      TRUSTEE                                FOR              WITHHELD
      -------                                ---              --------
      Tucker Hart Adams                      $157,325,318     $  1,102,814
      Thomas A. Christopher                  $157,310,587     $  1,117,535
      Gary C. Cornia                         $157,327,743     $  1,100,390
      Diana P. Herrmann                      $157,253,176     $  1,174,967
      Lyle W. Hillyard                       $157,330,843     $  1,096,290
      John C. Lucking                        $157,336,009     $  1,092,124
      Anne J. Mills                          $157,204,594     $  1,504,940

2. To ratify the selection of Tait, Weller & Baker LLP as the Fund's independent registered public accounting firm.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

                                   FOR                AGAINST         ABSTAIN
                                   ---                -------         -------
                                   $153,911,445       $722,944        $3,793,734

A Special Meeting of Shareholders of Tax-Free Fund of Colorado (the "Fund") was held on June 27, 2008. The holders of shares representing 50.379% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To act on an Advisory and Administration Agreement.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

                                   FOR                AGAINST         ABSTAIN
                                   ---                -------         -------
                                   $97,602,323        $1,373,521      $4,181,206

2. To act on a new Sub-Advisory Agreement.

                             DOLLAR AMOUNT OF VOTES
                             ----------------------

                                   FOR                AGAINST         ABSTAIN
                                   ---                -------         -------
                                   $95,619,953        $1,757,841      $5,779,254

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT AND THE SUB-ADVISORY AGREEMENT

      Renewal until April 30, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager and the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between the Manager and Kirkpatrick Pettis Capital Management, Inc. (the "Sub-Adviser") was approved by the Board of Trustees and the independent Trustees in March, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     Copies of the agreements to be renewed;

      o     A term sheet describing the material terms of the agreements;

      o     The Annual Report of the Fund for the year ended December 31, 2007;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager and the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees considered the Advisory and Administration Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to each agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER AND THE SUB-ADVISER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employed Mr. Christopher Johns as portfolio manager for the Fund, and had provided facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager and the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement and the Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND, THE MANAGER AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors and with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund had investment performance that was higher than all but one of its peers for the one-year period while lower than its peers for the five- and ten-year periods, with rates of return explained in part by the Fund's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund's net asset value generally fluctuated modestly compared to the local Colorado competitors.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager and the Sub-Adviser of their services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, being less than the national average.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager and the Sub-Adviser did not argue against approval of the fees to be paid under the Advisory Agreement or the Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's asset size had declined in recent years. They concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicate that the Fund's fees are already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement and Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND THE SUB-ADVISER AND THEIR AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

CONSIDERATION OF NEW ADVISORY AND ADMINISTRATION AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW ADVISORY AGREEMENT

      The Board of Trustees and the independent Trustees approved the renewal until April 30, 2009 of the now-current Advisory and Administration Agreement (the "Current Advisory Agreement") in March 2008 at a meeting called and held for that purpose at which a majority of the independent Trustees were present in person. They additionally approved the New Advisory Agreement at that meeting.

      In connection with the renewal of the Current Advisory Agreement, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Fund for the year ended December 31, 2007;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees considered the Current Advisory Agreement separately as well as in conjunction with the Current Sub-Advisory Agreement to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to the agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER.

      The Manager has provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Current Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had an average annual return that was higher than all but one of its peers for the one-year period, while lower than its peers for the five- and ten-year periods, with rates of return explained in part by the Fund's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund's net asset value generally fluctuated modestly compared to the local Colorado competitors. The Fund considers its local competitors to be Colorado-oriented funds that invest chiefly in high-quality Colorado municipal obligations.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Current Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Manager did not argue against approval of the fees to be paid under the Current Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's average net asset size had declined in recent years. They concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Current Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

      In connection with approval of the New Agreement and recommendation that the shareholders of the Fund approve that agreement, the Trustees noted that that agreement is substantially the same as the Current Advisory Agreement except for its starting date and accordingly the materials considered in connection with the Annual Review, and the reasons for renewing the Current Advisory Agreement, apply to the New

Advisory Agreement as well. In addition, as noted above, in addressing the desirability of replacing the Current Advisory Agreement with the New Advisory Agreement, the Trustees considered a wide range of information relevant to the ongoing and future continuity of management of the Fund, including:

      o     Representations by representatives of AMC and the Manager that the

            o Proposed change of control was not expected to result in a change in the personnel or operations of the Manager or Sub-Adviser; and

            o Investment approach or style of the Manager with respect to the Fund, or the services provided by them to the Fund, would not change.

      o     The fact that the

            o     Transaction will not result in

                        Any change to the advisory fees paid by the Fund or the Fund's total expense ratio; and

                        A change in the costs of the services to be provided by the Manager.

            o Fund has operated in compliance with its investment objective and restrictions.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that the New Advisory Agreement should be approved and recommended that the shareholders of the Fund vote to approve the New Advisory Agreement for an initial one-year term.

CONSIDERATION OF NEW SUB-ADVISORY AGREEMENT IN CONNECTION WITH TERMINATION OF CURRENT ADVISORY AND ADMINISTRATION AGREEMENT IN CONNECTION WITH PROPOSED CHANGES IN OWNERSHIP OF THE PARENT COMPANY OF THE MANAGER

BASIS FOR THE TRUSTEES' APPROVAL OF THE NEW SUB-ADVISORY AGREEMENT.

      The Board of Trustees and the independent Trustees approved the renewal until April 30, 2009 of the now-current Sub-Advisory Agreement (the "Current Sub-Advisory Agreement") in March 2008 at a meeting called and held for that purpose at which a majority of the independent Trustees were present in person. They additionally approved the New Sub-Advisory Agreement at that meeting.

      In connection with the renewal of the Current Sub-Advisory Agreement, the following materials were considered:

      o     Copies of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Fund for the year ended December 31, 2007;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital stock together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Sub-Adviser; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees considered the Current Sub-Advisory Agreement separately as well as in conjunction with Current Advisory Agreement to determine their combined effects on the Fund. The Trustees reviewed materials relevant to, and considered, the factors set forth below, and as to the agreement reached the conclusions described.

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE SUB-ADVISER.

      The Manager has arranged for the Sub-Adviser to provide local management of the Fund's portfolio. The Trustees noted that the Sub-Adviser employs Mr. Johns as portfolio manager for the Fund and Mr. Robert Schultz, as back-up portfolio manager and research analyst, and have provided facilities for credit analysis of the Fund's portfolio securities. Mr. Johns, based in Denver, Colorado, has provided local information regarding specific holdings in the Fund's portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Colorado in light of prevailing interest rates and local economic conditions.

      The Board considered that the Sub-Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Colorado state and regular Federal income taxes as is consistent with preservation of capital. It noted that compared to other Colorado state-specific municipal bond funds, the portfolio of the Fund was of significantly higher quality and contained no securities subject to the alternative minimum tax.

      The Board concluded that a commendable quality of services was provided and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Current Sub-Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISER.

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its local competitors, with national averages and with benchmark indices. It was noted that the materials provided by the Manager indicated that compared to the five largest competitive Colorado funds, the Fund has had an average annual return that was higher than all but one of its peers for the one-year period, while lower than its peers for the five- and ten-year periods, with rates of return explained in part by the Fund's generally higher-quality portfolio and generally shorter average maturities. Furthermore, the Trustees noted that in the past year the Fund's net asset value generally fluctuated modestly compared to the local Colorado competitors. The Fund considers its local competitors to be Colorado-oriented funds that invest chiefly in high-quality Colorado municipal obligations.

      The Board concluded that the performance of the Fund was acceptable in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Current Sub-Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY SUB-ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The information provided in connection with renewal contained expense data for the Fund and its local competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end sales charge funds of a comparable asset size. The materials also showed the profitability to the Sub-Adviser of its services to the Fund.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide and by the Fund's local competitors.

      The Board considered that the foregoing indicated the appropriateness of the costs of the services to the Fund, which was being well managed as indicated by the factors considered previously.

      The Board further concluded that the profitability to the Sub-Adviser did not argue against approval of the fees to be paid under the Current Sub-Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS.

      Data provided to the Trustees showed that the Fund's average net asset size had declined in recent years. They concluded that the uncertain interest rate environment might make it difficult to achieve substantial growth in assets in the near future. The Trustees also noted that the materials indicated that the Fund's fees were already lower than what those of its peers would be at comparable asset levels, including those with breakpoints. Evaluation of this factor indicated to the Board that the Current Sub-Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE SUB-ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIPS WITH THE FUND.

      The Board observed that, as is generally true of most fund complexes, the Sub-Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for Sub-Adviser and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

      In connection with approval of the New Sub-Advisory Agreement and recommendation that the shareholders of the Fund approve it, the Trustees noted that that agreement is substantially the same as the Current Sub-Advisory Agreement except for its starting date and accordingly the materials considered in connection with the Annual Review, and the reasons for renewing the Current Sub-Advisory Agreement, apply to the New Sub-Advisory Agreement as well. In addition, as noted above, in addressing the desirability of replacing the Current Sub-Advisory Agreement with the New Sub-Advisory Agreement, the Trustees considered a wide range of information relevant to the ongoing and future continuity of management of the Fund, including:

      o     Representations by representatives of the Sub-Adviser that the

            o Proposed change of control of the Manager was not expected to result in a change in the personnel or operations of the Sub-Adviser; and

            o Investment approach or style of the Sub-Adviser with respect to the Fund, or the services provided by it to the Fund, would not change.

      o     The fact that the

            o     Transaction will not result in

                        Any change to the advisory fees paid by the Fund or the Fund's total expense ratio; and

                        A change in the costs of the services to be provided by the Sub-Adviser.

            o Fund has operated in compliance with its investment objective and restrictions.

      Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the independent Trustees, concluded that the New Sub-Advisory Agreement should be approved and recommended that the shareholders of the Fund vote to approve the New Sub-Advisory Agreement for an initial one-year term.

FOUNDERS
   Lacy B. Herrmann, Chairman Emeritus
   Aquila Management Corporation

MANAGER
   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

INVESTMENT SUB-ADVISER
   KIRKPATRICK PETTIS CAPITAL MANAGEMENT, INC.
   1600 Broadway, Suite 1100
   Denver, Colorado 80202

BOARD OF TRUSTEES
   Anne J. Mills, Chair
   Gary C. Cornia, Vice Chair
   Tucker Hart Adams
   Thomas A. Christopher
   Diana P. Herrmann
   Lyle W. Hillyard
   John C. Lucking

TRUSTEE EMERITUS
   J. William Weeks

OFFICERS
   Diana P. Herrmann, President
   Stephen J. Caridi, Senior Vice President
   Robert W. Anderson, Chief Compliance Officer
   Joseph P. DiMaggio, Chief Financial Officer and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PNC Global Investment Servicing
   101 Sabin Street
   Pawtucket, RI 02860

CUSTODIAN
   JPMORGAN CHASE BANK, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
   Tait, Weller & Baker LLP
   1818 Market Street, Suite 2400
   Philadelphia, PA 19103

FURTHER INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.



ITEM 2.  CODE OF ETHICS.

	Not applicable


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND OF COLORADO


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
September 4, 2008



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
September 4, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
September 4, 2008



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 4, 2008




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EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.